Finance Costs	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Cost [Abstract]
Finance Costs
31.
Finance costs

	Year ended December 31
	2023	2022
Cash finance expense
Other finance costs	81	178
	81	178
Non-cash finance expense (income)
Change in fair value of investments at FVTPL	3,317	36,087
Accretion on lease liabilities	7,921	5,903
Financial guarantee liability recovery	(139)	(59)
Other	1,039	89
	12,138	42,020
Interest income	(857)	(884)
	11,362	41,314